MERGER (Details) $ / shares in Units, $ in Millions	Jun. 22, 2022 USD ($) founder vote $ / shares shares	Dec. 31, 2022 shares	Jun. 21, 2022 ₪ / shares	Mar. 31, 2021 $ / shares
Schedule Of Reverse Recapitalization [Line Items]
Preferred share, par or stated value per share (in New Israeli Shekel per share) | ₪ / shares			₪ 0.01
Common share, par value (in dollars per share)	$ 10.00
Number of founders | founder	3
Warrant purchase price (in dollars per share)				$ 0.001
PIPE financing, gross proceeds received | $	$ 350.0
Number of shares of common stock issued (in shares) | shares	35,000,000
Gross proceeds resulting from the transaction | $	$ 350.0
Payments of reverse recapitalization transaction costs | $	57.3
Reverse recapitalization, warrant transaction costs | $	$ 1.2
Reverse stock split	0.0054
Warrant liability - Public Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants outstanding (in shares) | shares	9,583,333	9,583,333
Warrant purchase price (in dollars per share)	$ 11.50
Warrant liability - Private Placement Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants outstanding (in shares) | shares	5,166,667	5,166,667
Warrant purchase price (in dollars per share)	$ 11.50
Class A
Schedule Of Reverse Recapitalization [Line Items]
Number of votes per share | vote	10
Number of shares converted per common share (in shares) | shares	1
Class A | EJF Acquisition Corp. (EJFA)
Schedule Of Reverse Recapitalization [Line Items]
Common share, par value (in dollars per share)	$ 0.0001
Number of shares converted per common share (in shares) | shares	1
Class B
Schedule Of Reverse Recapitalization [Line Items]
Number of votes per share | vote	1
Class B | EJF Acquisition Corp. (EJFA)
Schedule Of Reverse Recapitalization [Line Items]
Common share, par value (in dollars per share)	$ 0.0001